Income Taxes - Schedule of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Current income tax	¥ 5,754,253	$ 834,288	¥ 1,933,798	¥ 0
Deferred income tax benefit	(1,028,586)	(149,131)	(213)	0
Income tax expenses	¥ 4,725,667	$ 685,157	¥ 1,933,585	¥ 0